NEW YORK PREFERRED ADVISOR

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

Variable Account K

OF

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

SUPPLEMENT DATED OCTOBER 26, 2000

TO

PROSPECTUS DATED MAY 1, 1997

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This supplement contains information about the Colonial Growth and Income Fund.

The Colonial Growth and Income Fund has changed its name to Liberty Value Fund, Variable Series.

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Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

LLPA.SUP	10/00